Segment Information - Summary of Sales to Individual Customers Exceeding 10% of Revenue (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Geographical Areas [Line Items]
Operating revenue	$ 101,928	$ 3,630	$ 209,140	$ 62,324
Customer D
Disclosure Of Geographical Areas [Line Items]
Operating revenue	56,830	2,024	142,840
Customer A
Disclosure Of Geographical Areas [Line Items]
Operating revenue	21,396	762	45,828	40,765
Customer B
Disclosure Of Geographical Areas [Line Items]
Operating revenue	$ 18,087	$ 644	$ 13,142	11,335
Customer F
Disclosure Of Geographical Areas [Line Items]
Operating revenue				$ 10,224